Financial risk management (Details 2) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Financial risk management
Lease liabilities, beginning of year	$ 1,655	$ 1,436
Additions	2,081	823
Lease principal payments	(668)	(608)
Lease interest payments	(143)	(71)
Accretion on lease liabilities	118	75
Lease liabilities, end of year	$ 3,043	$ 1,655